Share-Based Payments	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Payments

NOTE 13 - SHARE-BASED PAYMENTS

In connection with the Company’s 2010 private offering, 32,425 warrants were issued to shareholders, one warrant for every twenty shares of common stock purchased. Each warrant allows the shareholders to purchase an additional share of common stock at $12.00 per share. The warrants were issued with an effective date of March 30, 2010 and will be exercisable in whole or in part up to seven years following the date of issuance. The warrants are detachable from the common stock. There were 3,024 warrants exercised during the year ended December 31, 2013, for which the Company received cash proceeds of $36. The exercised warrants had an intrinsic value of $3 at the date of exercise. No warrants were exercised during 2014. At December 31, 2014, there were 31,877 outstanding warrants associated with the 2010 offering.

In the event the common stock of the Company is to be registered under the Securities Act or is traded on a national securities exchange at $15.00 or more for forty-five (45) consecutive days, the Company may redeem the 2010 warrants at any time thereafter with not less than thirty (30) days’ written notice to the holder of such 2010 warrant, in whole or in part, at a redemption price of $1.00 per warrant; provided, however, that the holder of the 2010 warrant may exercise the 2010 warrant, in whole or in part, during such thirty (30) day period.

Stock Option Plan: The Company’s 2007 Stock Option Plan (“stock option plan” or the “Plan”), which was shareholder-approved, permitted the grant of share options to its employees, organizers and directors for up to 551,250 shares of common stock. The Plan was amended during April 2010 to increase the number of shares available for issuance to 1,000,000. In April 2013, the Plan was amended to offer additional forms of equity compensation, to change the Plan’s name to the Franklin Financial Network, Inc. 2007 Omnibus Equity Incentive Plan, and to increase the number of authorized shares to 1,500,000. The Company believes that such awards better align the interests of its employees with those of its shareholders. Shareholders approved amendments to the Plan to increase the number of authorized shares to 2,000,000 in June 2014 and to 4,000,000 in February 2015. At December 31, 2014, there were 615,086 authorized shares available for issuance.

Employee, organizer and director awards are generally granted with an exercise price equal to the market price of the Company’s common stock at the date of grant; those option awards have a vesting period of three to five years and have a ten-year contractual term. The Company assigns discretion to its Board of Directors to make grants either as qualified incentive stock options or as non-qualified stock options. All employee grants are intended to be treated as qualified incentive stock options, if allowable. All other grants are expected to be treated as non-qualified.

During 2007, the Company granted 33,750 options to its organizers under the Plan. These options were granted in accordance with each organizer’s financial contribution to the Company during its organization period, and will vest over a five year period. No service element was included in the criteria used for determining grant awards. Accordingly, these options are not being expensed as stock-based compensation.

During 2013, the Company granted employees the option to acquire common shares of the Company, plus a cash award, in exchange for existing vested options held by the employee. Options that were exchanged were surrendered and considered cancelled. As part of this exchange, a total of 166,448 options were cancelled in exchange for 32,814 shares of common stock and cash awards totaling $142.

The fair value of each option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model that uses the assumptions noted in the table below. Expected stock price volatility is based on historical volatilities of a peer group. The Company uses historical data to estimate option exercise and post-vesting termination behavior.

The expected term of options granted represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

On the date of the merger, 322,300 MidSouth common stock options were converted into 137,280 options to purchase shares of FFN common stock with an exercise price of $8.57 per option pursuant to the terms of the merger agreement (see Note 2). Using the Black-Scholes option valuation model, the grant date fair value was estimated to be $6.31 per converted option based on the $14.50 fair value per share of FFN common stock at July 1, 2014. No post combination expense was required related to the converted options.

The fair value of options granted was determined using the following weighted-average assumptions as of grant date.

	2014	2013
Risk-free interest rate	1.82%	1.65%
Expected term	5.9 years	7.5 years
Expected stock price volatility	10.87%	12.63%
Dividend yield	0.23%	0.99%

The weighted average fair value of options granted for the years ending December 31, 2014 and 2013 was $4.12 and $1.92, respectively.

A summary of the activity in the stock option plans for the year ended December 31, 2014 follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	946,644	$11.27	6.81	$1,635
Granted	181,680	13.55
Conversion of pre-existing MidSouth options	137,280	8.57
Exercised	(23,809)	9.92
Forfeited, expired, or cancelled	(31,135)	12.01

Outstanding at period end	1,210,660	$11.32	6.53	$7,244

Vested or expected to vest	1,150,127	$11.32	6.53	$6,882
Exercisable at period end	790,098	$10.62	5.60	$5,281

The Company received cash proceeds of $236 for the options exercised during 2014. The exercised options had an intrinsic value of $187 at the date of exercise.

As of December 31, 2014, there was $671 of total unrecognized compensation cost related to non-vested stock options granted under the Plan. The cost is expected to be recognized over a weighted-average period of 1.6 years.

Restricted Share Award Plan: Additionally, the Company’s 2007 Omnibus Equity Incentive Plan provides for the granting of restricted share awards and other performance related incentives. During 2014, the Company awarded 87,874 restricted common shares to employees of the Company. When the restricted shares are awarded, a participant receives voting and dividend rights with respect to the shares, but is not able to transfer the shares until the restrictions have lapsed. These awards have a vesting period of three to five years and vest in equal annual installments on the anniversary date of the grant.

A summary of activity for non-vested restricted share awards for the year ended December 31, 2014 is as follows:

Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested at December 31, 2013	28,685	$13.00
Granted	87,874	14.15
Vested	(9,166)	13.00
Forfeited	(4,683)	14.09

Non-vested at December 31, 2014	102,710	13.93

Compensation expense associated with the restricted share awards is recognized on a straight-line basis over the time period that the restrictions associated with the awards lapse based on the total cost of the award at the grant date. As of December 31, 2014, there was $1,635 of total unrecognized compensation cost related to non-vested shares granted under the Plan. The cost is expected to be recognized over a weighted-average period of 3.78 years.